COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
Lease expiration date	Jan. 31, 2018
Future minimum payments under non-cancelable operating leases:
2016	¥ 58,299,517
2017	36,986,876
2018	22,383,061
2019	11,978,437
2020	5,573,159
Thereafter	86,494,533
Total	221,715,583
Rental expenses	18,035,038	¥ 22,285,551	¥ 9,385,783
Capital Additions [Member]
Capital commitments
Commitments to purchase machineries	¥ 1,209,900,000